Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Schedule Of Capitalized Ratios

			Minimum capital requirement			Minimum to be well capitalized under promt corrective action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of December 31, 2013
Total Capital
(to Risk-Weighted Assets)
Consolidated	$60,078	11.8%	$40,678	>	8.0%	N/A		N/A
Bank	63,616	12.6%	40,555	>	8.0%	$50,693	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	56,036	11.0%	20,339	>	4.0%	N/A		N/A
Bank	59,574	11.8%	20,277	>	4.0%	30,416	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	56,036	8.6%	26,089	>	4.0%	N/A		N/A
Bank	59,574	9.1%	26,075	>	4.0%	32,594	>	5.0%

As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$50,076	14.2%	$28,273	>	8.0%	N/A		N/A
Bank	54,828	15.5%	28,245	>	8.0%	$35,306	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	45,751	13.0%	14,136	>	4.0%	N/A		N/A
Bank	50,503	14.3%	14,122	>	4.0%	21,184	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	45,751	7.6%	24,239	>	4.0%	N/A		N/A
Bank	50,503	8.3%	24,225	>	4.0%	30,282	>	5.0%